Shareholder Report, Holdings (Details) - C000005468	Jun. 30, 2024
Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	5.70%
ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Prosus
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Deutsche Telekom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SAP
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Axis Bank
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%